Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	159,980.042	182,693.002	226,646.771
Weighted average number of units, Date of initial issuance	July 23, 2001
Series 2 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	12.094	39.121	71.411
Weighted average number of units, Date of initial issuance	April 1, 2010
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	14,762.240	14,145.541	16,444.909
Weighted average number of units, Date of initial issuance	September 1, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	2,774.133	2,496.701	2,198.058
Weighted average number of units, Date of initial issuance	November 1, 2010